UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Jennison Sector
Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	11/30/2004

Date of reporting period:	8/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison Sector Funds, Inc.     Jennison Financial Services Fund

Schedule of Investments as of August 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.0%
COMMON STOCKS
Capital Markets 28.1%
38,000	Affiliated Managers Group, Inc.(a)(b)	$1,863,900
42,600	Bear, Stearns & Co., Inc.(b)	3,745,392
40,400	Goldman Sachs Group, Inc.	3,621,860
85,400	Lehman Brothers Holdings, Inc.	6,310,206
128,400	Mellon Financial Corp.	3,705,624
118,800	Merrill Lynch & Co., Inc.	6,067,116
31,700	Morgan Stanley	1,608,141
36,400	National Financial Partners Corp.	1,252,160
123,000	State Street Corp.	5,552,220

		33,726,619
Commercial Banks 14.7%
206,918	Bank of America Corp.	9,307,172
177,600	Bank of the Ozarks, Inc.	4,653,120
20,600	Boston Private Financial Holdings, Inc.	501,816
75,600	North Fork Bancorporation, Inc.(b)	3,170,664

		17,632,772
Consumer Finance 9.6%
25,800	Alliance Data Systems Corp.(a)(b)	985,560
107,300	American Express Co.	5,367,146
70,400	Capital One Financial Corp.(b)	4,770,304
19,000	Nelnet, Inc. Class A(a)	444,030

		11,567,040
Diversified Financial Services 16.9%
23,600	Assured Guaranty Ltd.	378,308
314,680	Citigroup, Inc.	14,657,794
134,010	J.P. Morgan Chase & Co.	5,304,116

		20,340,218
Household Durables 1.1%
56,400	WCI Communities, Inc.(a)	1,352,472
Insurance 12.9%
40,500	Ambac Financial Group, Inc.	3,057,750
157,604	American International Group, Inc.	11,227,709
33,000	Fidelity National Financial, Inc.	1,242,450

		15,527,909
Real Estate Investment Trust 8.6%
48,700	Impac Mortgage Holdings, Inc.(b)	1,256,947
153,500	Redwood Trust, Inc.(b)	9,065,710

		10,322,657
Thrifts & Mortgage Finance 6.1%

Jennison Sector Funds, Inc.     Jennison Financial Services Fund

Schedule of Investments as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
139,398	Countrywide Financial, Inc.(b)	$4,955,599
36,200	Freddie Mac	2,429,744

		7,385,343

	Total long-term investments (cost $101,201,493)	117,855,030

SHORT-TERM INVESTMENTS 16.4%

Principal Amount (000)

U.S. Treasury Security 0.1%
$105	United States Treasury Bill
	1.62%, 12/23/04	104,474

Shares
Mutual Fund 16.3%
19,566,883	Dryden Core Investment Fund - Taxable Money Market
	Series (c)	19,566,883

	Total short-term investments (cost $19,671,349)	19,671,357

	Total Investments 114.4% (cost $120,872,842(d))	137,526,387
	Liabilities (including collateral for securities on loan) in excess of other assets (14.4%)	(17,299,315)

	Net Assets 100%	$120,227,072

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $16,369,975; cash collateral of $17,255,662, was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of Fund’s investments and the net unrealized appreciation as of August 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$121,171,457	$16,451,702	$96,772	$16,354,930

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

Jennison Sector Funds, Inc.     Jennison Health Sciences Fund

Schedule of Investments as of August 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 89.2%
COMMON STOCKS 89.2%
Biotechnology 35.9%
533,333	Acorda Therapeutics, Inc.(a)	$2,266,665
156,764	Amgen, Inc.(a)	9,294,538
50,000	Amylin Pharmaceuticals, Inc.(a)	989,500
500,000	Axonyx, Inc.(a)(e)	2,125,000
300,000	BioCryst Pharmaceuticals, Inc.(a)	1,767,000
240,000	Bioenvision, Inc.(a)	1,912,800
12,100	Biogen Idec, Inc.(a)(e)	717,893
228,900	Celgene Corp.(a)(e)	12,990,075
516,200	DOV Pharmaceutical, Inc.(a)(e)	8,104,340
700,000	Encysive Pharmaceuticals, Inc.(a)	5,530,000
1,439,700	Genelabs Technologies, Inc.(a)	3,455,280
215,500	Genentech, Inc.(a)(e)	10,512,090
62,000	Genzyme Corp.(a)(e)	3,348,000
173,800	Gilead Sciences, Inc.(a)	12,014,794
30,000	Idenix Pharmaceuticals, Inc.(a)(e)	382,800
70,000	ImClone Systems, Inc.(a)	3,729,600
500,000	Insmed, Inc.(a)(e)	870,000
347,000	Keryx Biopharmaceuticals, Inc.(a)(e)	3,862,110
300,000	Ligand Pharmaceuticals, Inc.(a)(e)	2,949,000
250,000	MedImmune, Inc.(a)	5,967,500
150,000	Nuvelo, Inc.(a)(e)	1,336,500
225,000	Onyx Pharmaceuticals, Inc.(a)(e)	8,356,500
27,200	Pharmion Corp.(a)(e)	1,337,424
99,300	Progenics Pharmaceuticals, Inc.(a)	1,048,608
109,300	Renovis, Inc.(a)	885,330
250,000	Rigel Pharmaceuticals, Inc.(a)(e)	5,150,000
349,600	Telik, Inc.(a)(e)	6,621,424
260,800	Transkaryotic Therapies, Inc.(a)	4,107,600

		121,632,371

Healthcare Equipment & Supplies 5.5%
55,200	Alcon, Inc. (Switzerland)(e)	4,131,168
74,500	Digirad Corp.(a)	681,675
25,000	Guidant Corp.	1,495,000
118,850	INAMED Corp.(a)	6,315,689
120,500	Kinetic Concepts, Inc.(a)	5,997,285

		18,620,817

Healthcare Providers & Services 3.4%
194,400	Caremark Rx, Inc.(a)	5,579,280
105,700	Covance, Inc.(a)	3,958,465
47,800	Sierra Health Services, Inc.(a)(e)	2,061,136

		11,598,881

Jennison Sector Funds, Inc.     Jennison Health Sciences Fund

Schedule of Investments as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Pharmaceuticals 44.4%
256,600	Able Laboratories, Inc.(a)(e)	$5,516,900
97,700	Adolor Corp.(a)(e)	1,123,550
330,000	Advancis Pharmaceutical Corp.(a)(e)	2,610,630
134,600	Allergan, Inc.	10,047,890
173,000	American Pharmaceutical Partners, Inc.(a)(e)	5,260,930
114,900	AstraZeneca PLC (ADR) (United Kingdom)	5,346,297
101,800	AtheroGenics, Inc.(a)(e)	1,709,222
94,100	Barr Pharmaceuticals, Inc.(a)	3,695,307
200,000	Corcept Therapeutics, Inc.(a)	1,626,000
200,000	Cortex Pharmaceuticals, Inc.(a)(e)	414,000
512,000	Discovery Laboratories, Inc.(a)	4,044,800
700,000	Elan Corp. PLC (ADR) (Ireland)(a)	15,841,000
178,900	Eli Lilly & Co.	11,351,205
200,000	Impax Laboratories, Inc.(a)(e)	2,862,000
802,375	IVAX Corp.(a)(e)	15,533,980
112,200	Merck & Co., Inc.	5,045,634
110,000	Nektar Therapeutics(a)	1,401,400
400,000	NitroMed, Inc.(a)(e)	7,372,000
137,400	Novartis AG (ADR) (Switzerland)(e)	6,382,230
75,000	Par Pharmaceutical Cos., Inc.(a)	3,078,000
173,775	Pfizer, Inc.	5,677,229
63,600	Roche Holding AG (ADR) (Switzerland)	6,156,620
148,000	Sanofi-Aventis (ADR) (France)(a)	5,330,947
250,000	Sepracor, Inc.(a)(e)	12,402,500
500,000	SuperGen, Inc.(a)(e)	3,215,000
106,400	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)(e)	2,899,400
189,526	Zentiva NV (GDR) (Czech Republic)(a)	4,264,335

		150,209,006

	Total common stocks (cost $255,468,453)	302,061,075

Preferred Stock
200,000	Geneprot, Inc. Private Placement (Switzerland)(a)(b)(c) (cost $1,100,000; purchased 7/7/00)	0

Units
Warrants(a)
48,000	Bioenvision, Inc. expiring 3/22/09(b) (cost $0)	133,111

	Total long-term investments (cost $256,568,453)	302,194,186

SHORT-TERM INVESTMENTS 39.5%

Shares
Mutual Fund 39.5%
133,771,622	Dryden Core Investment Fund - Taxable Money Market Series(f) (cost $133,771,622)	133,771,622

Principal Amount (000)
Repurchase Agreement
$75	State Street Bank & Trust Co. Repurchase Agreement(g) 0.15%, 9/01/04 (cost $75,000)	$75,000

Jennison Sector Funds, Inc.     Jennison Health Sciences Fund

Schedule of Investments as of August 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
U.S. Government Securities
105	United States Treasury Bills(d) 1.62%, 12/23/04 (cost $104,466)	$104,474

Contracts
OUTSTANDING OPTIONS PURCHASED(a) 0.2%
Call Options 0.2%
1,000	Gilead Sciences, Inc. expiring 9/18/04 @ $65	450,000
2,386	Guidant Corp. expiring 9/18/04 @ $65	95,440
1,000	Sepracor, Inc. expiring 9/18/04 @ $60	15,000

		560,440
Put Options
1,150	AstraZeneca PLC expiring 9/18/04 @ $45	108,250
611	Eli Lilly & Co. expiring 9/18/04 @ $55	40,037

		148,287

	Total outstanding options purchased(a) (cost $522,357)	708,727

	Total short-term investments (cost $134,473,445)	134,659,823

	Total investments, before outstanding options written 128.9% (cost $391,041,898(h))	436,854,009

OUTSTANDING OPTIONS WRITTEN(a) (0.2%)
Call Options
1,000	Elan Corp. PLC expiring 9/18/04 @ $22.5	(115,000)
1,000	Elan Corp. PLC expiring 9/18/04 @ $25	(25,000)
5,000	Elan Corp. PLC expiring 10/16/04 @ $25	(650,000)
700	ImClone Systems, Inc. expiring 9/18/04 @ $60	(21,000)
1,010	NitroMed, Inc. expiring 9/18/04 @ $20	(40,400)

	Total outstanding options written (premium received $1,230,942)	(851,400)

	Total Investments, net of outstanding options written 128.7% (cost $389,810,956)	436,002,609
	Liabilities (including collateral for securities on loan) in excess of other assets ( 28.7%)	(97,254,765)

	Net Assets 100%	$338,747,844

(a)	Non-income producing securities.

(b)	Fair-valued security.

(c)	Indicates a restricted security. The cost of such security is $1,100,000. At August 31, 2004, the security has no value.

(d)	Rate quoted represent yield-to-maturity as of purchase date.

(e)	Portion of securities on loan with an aggregate market value of $97,644,170; cash collateral of $101,564,944 was received with which the portfolio purchased highly liquid short-term investments.

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	State Street Bank & Trust Repurchase Agreement, 0.15% dated 8/31/04, due 9/1/04 in the amount of $75,000 (cost $75,000; collateralized by U.S. Treasury Bond 8.00%, due 11/15/21. The value of the collateral including accrued interest was $84,567).

(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2004 were as follow:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$392,796,884	$56,406,890	$12,349,765	$44,057,125

The differences between book basis and tax basis are primarily attributable to deferred losses on wash sales.

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

Jennison Sector Funds, Inc.     Jennison Technology Fund

Schedule of Investments as of August 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS
Biotechnology 0.3%
22,500	Amylin Pharmaceuticals, Inc.(a)	$445,275
Capital Markets 0.7%
86,100	Ameritrade Holding Corp.(a)(b)	980,679
Commercial Services & Supplies 7.5%
18,400	Apollo Group, Inc., Class A(a)(b)	1,435,200
66,800	ChoicePoint, Inc.(a)(b)	2,822,300
44,600	CoStar Group, Inc.(a)	1,886,134
204,600	Monster Worldwide, Inc.(a)(b)	4,139,058

		10,282,692
Communications Equipment 12.0%
384,900	3Com Corp.(a)	1,735,899
103,100	Avaya, Inc.(a)(b)	1,249,572
180,000	Cisco Systems, Inc.(a)	3,376,800
173,700	Comverse Technology, Inc.(a)(b)	3,041,487
164,000	Corning, Inc.(a)	1,659,680
209,100	JDS Uniphase Corp.(a)(b)	650,301
75,500	Juniper Networks, Inc.(a)	1,728,195
43,400	QUALCOMM, Inc.	1,651,370
22,500	Research In Motion Ltd.(a)	1,354,950

		16,448,254
Computers & Peripherals 9.1%
85,000	Apple Computer, Inc.(a)	2,931,650
44,600	Diebold, Inc.	2,180,494
146,700	EMC Corp.(a)(b)	1,579,959
32,000	International Business Machines Corp.	2,710,080
18,200	Lexmark International, Inc.(a)	1,609,790
951,100	Silicon Graphics, Inc.(a)(b)	1,502,738

		12,514,711
Diversified Financial Services 1.4%
14,700	The Chicago Mercantile Exchange	1,957,011
Electronic Equipment & Instruments 8.7%
119,746	Agilent Technologies, Inc.(a)	2,454,793
62,900	Amphenol Corp., Class A(a)	1,890,774
34,200	CDW Corp.	2,000,700
47,800	Molex, Inc.	1,379,986
212,300	Symbol Technologies, Inc.	2,738,670
52,800	Trimble Navigation Ltd.(a)	1,454,112

		11,919,035
Healthcare Equipment & Supplies 3.2%
26,000	Given Imaging Ltd.(a)(b)	923,000
80,600	Waters Corp.(a)(b)	3,490,786

Jennison Sector Funds, Inc.     Jennison Technology Fund

Schedule of Investments as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
		$4,413,786
Healthcare Providers & Services 1.6%
62,900	Dendrite International, Inc.(a)	811,410
184,200	WebMD Corp.(a)(b)	1,340,976

		2,152,386
Household Durables 1.3%
17,700	Harman International Industries, Inc.	1,711,413
Internet & Catalog Retail 2.6%
33,900	eBay, Inc.(a)	2,933,706
37,900	Stamps.com, Inc.(a)	565,468

		3,499,174
Internet Software & Services 10.4%
44,700	Equinix, Inc.(a)	1,421,013
11,600	Google, Inc.(a)(b)	1,188,420
200,000	iVillage, Inc.(a)	1,162,000
161,600	RealNetworks, Inc.(a)	803,152
37,300	SkillSoft PLC ADR (Ireland)(a)	231,633
190,300	VeriSign, Inc.(a)(b)	3,303,608
216,000	Yahoo!, Inc.(a)(b)	6,158,160

		14,267,986
IT Services 4.4%
145,400	CheckFree Corp.(a)(b)	3,962,150
87,600	CSG Systems International, Inc.(a)	1,267,572
21,900	Fiserv, Inc.(a)(b)	761,682

		5,991,404
Semiconductors & Semiconductor Equipment 8.1%
108,200	Altera Corp.(a)(b)	2,047,144
131,200	Intel Corp.	2,793,248
78,900	Marvell Technology Group Ltd. (Bermuda)(a)	1,824,168
87,900	Maxim Integrated Products, Inc.	3,817,497
34,569	Texas Instruments, Inc.	675,478

		11,157,535
Software 26.0%
24,900	Adobe Systems, Inc.(b)	1,142,163
48,800	Altiris, Inc.(a)(b)	1,158,024
245,100	Amdocs Ltd. PLC (United Kingdom)(a)(b)	4,926,510
136,900	Check Point Software Technologies Ltd. (Israel)(a)	2,401,226
59,300	Cognos, Inc. (Canada)(a)	1,875,066
78,800	Electronic Arts, Inc.(a)(b)	3,922,664
175,000	Inet Technologies, Inc.(a)	2,105,250
67,400	Informatica Corp.(a)	399,008
34,500	Intuit, Inc.(a)(b)	1,459,005
167,700	McAfee, Inc.(a)(b)	3,317,106
39,400	Mercury Interactive Corp.(a)(b)	1,359,694

Jennison Sector Funds, Inc.     Jennison Technology Fund

Schedule of Investments as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
99,300	Microsoft Corp.	$2,710,890
16,100	NAVTEQ Corp.(a)	529,368
158,600	Salesforce.com, Inc.(a)(b)	2,061,800
64,800	SAP AG ADR (Germany)	2,362,608
17,200	Symantec Corp.(a)	824,912
496,800	TIBCO Software, Inc.(a)	3,139,776

		35,695,070
Wireless Telecommunication Services 2.0%
167,900	Alamosa Holdings, Inc.(a)(b)	1,376,780
93,300	Nextel Partners, Inc., Class A(a)(b)	1,345,386

		2,722,166

	Total long-term investments (cost $135,594,238)	136,158,577

SHORT-TERM INVESTMENT 41.0%
Mutual Fund
56,140,300	Dryden Core Investment Fund - Taxable Money Market Series (c)
	(cost $56,140,300)	56,140,300

	Total Investments 140.3% (cost $191,734,538)(d)	192,298,877
	Liabilities (including collateral for securities on loan) in excess of other assets (40.3%)	(55,215,879)

	Net Assets 100%	$137,082,998

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $49,252,270; cash collateral of $52,745,712 was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$194,012,613	$8,569,533	$10,283,269	$1,713,736

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

ADR – American Depositary Receipt.

Jennison Sector Funds, Inc.     Jennison Utility Fund

Schedule of Investments as of August 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.4%
COMMON STOCKS
Diversified Telecommunication Services 14.1%
518,300	ALLTEL Corp.	$28,325,095
2,838,900	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(b)	48,431,634
2,638,600	Deutsche Telekom AG (Germany)(a)	45,951,881
1,259,000	France Telecom SA (France)	29,729,122
12,699,000	Qwest Communications International, Inc.(a)(b)	36,700,110
3,060,550	SBC Communications, Inc.	78,931,585
9,159,586	Telecom Italia SpA (Italy)	27,383,850
2,086,238	Verizon Communications, Inc.(b)	81,884,841

		377,338,118
Electric Utilities 34.0%
6,078,500	British Energy PLC (United Kingdom)(a)(b)	2,351,007
815,385	Cinergy Corp.(b)	33,006,785
1,381,100	Cleco Corp.	24,265,927
2,435,700	DPL, Inc.(b)	49,517,781
663,800	E. ON AG (Germany)	47,039,624
2,296,700	Edison International(b)	61,735,296
544,700	Endesa SA (Spain)	10,075,244
1,872,900	Endesa SA, ADR (Spain)(b)	34,835,940
3,331,000	Enel SpA (Italy)	25,705,846
1,189,700	Entergy Corp.	71,738,910
1,491,400	Exelon Corp.	54,958,090
1,767,879	FirstEnergy Corp.	71,139,451
334,200	FPL Group, Inc.(b)	23,126,640
2,102,000	PG&E Corp.(a)(b)	61,357,380
1,460,500	Pinnacle West Capital Corp.(b)	61,647,705
1,637,700	PNM Resources, Inc.(b)	34,997,649
1,239,500	PPL Corp.	59,285,285
722,120	Public Power Corp. (Greece)	17,376,332
5,487,700	Scottish Power PLC (United Kingdom)	39,710,501
2,067,400	TXU Corp.	86,065,862
830,800	Union Fenosa, S.A. (Spain)	18,426,502
611,500	Wisconsin Energy Corp.	20,026,625

		908,390,382
Energy Equipment & Services 3.8%
553,300	BJ Services Co.(a)(b)	26,586,065
1,874,985	OPTI Canada, Inc. (Canada)(a)	23,480,004
509,600	Smith International, Inc.(a)(b)	29,037,008
482,700	Weatherford International Ltd.(a)(b)	22,368,318

		101,471,395
Gas Utilities 12.3%
1,026,600	AGL Resources, Inc.	31,301,034
538,400	Atmos Energy Corp.	13,616,136
1,671,800	Equitable Resources, Inc.	87,652,474
622,675	Kinder Morgan, Inc.	37,671,837

Jennison Sector Funds, Inc.	Jennison Utility Fund

Schedule of Investments as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
1,385,236	NiSource, Inc.(b)	$28,812,909
2,213,300	ONEOK, Inc.(b)	52,145,348
1,902,700	Questar Corp.	77,401,836

		328,601,574

Metals & Mining 3.8%
975,700	Arch Coal, Inc.	31,446,811
1,419,100	CONSOL Energy, Inc.	45,524,728
467,000	Peabody Energy Corp.(b)	24,900,440

		101,871,979

Multi-Utilities & Unregulated Power 15.6%
10,344,600	Aquila, Inc.(a)(b)	30,516,570
1,377,300	Constellation Energy Group, Inc.	56,607,030
763,900	Dominion Resources, Inc.(b)	49,569,471
3,456,700	Dynegy, Inc. Class A(a)(b)	15,071,212
1,942,900	Energy East Corp.	47,348,473
508,400	NRG Energy, Inc.(a)	13,904,740
3,417,500	Reliant Energy, Inc.(a)(b)	34,038,300
649,900	RWE AG (Germany)	31,790,398
353,500	SCANA Corp.	13,411,790
2,599,400	Sempra Energy(b)	93,968,310
1,234,200	Vectren Corp.	30,176,190

		416,402,484

Oil & Gas 11.5%
385,900	Eni SpA, ADR (Italy)	39,701,392
583,100	Kerr-McGee Corp.	30,776,018
689,500	Nexen, Inc. (Canada)	24,594,465
1,366,700	Pioneer Natural Resources Co.(b)	45,716,115
2,075,600	Suncor Energy, Inc. (Canada)	57,482,274
2,058,794	Trident Resources Corp(a)(d)	25,781,801
1,384,400	Western Gas Resources, Inc.(b)	38,652,448
3,902,000	Williams Cos., Inc.	46,394,780

		309,099,293

Wireless Telecommunication Services 3.3%
1,066,400	America Movil SA de CV, ADR (Mexico), Ser. L	36,524,200
1,526,796	Millicom International Cellular SA (Luxemburg)(a)(b)	23,529,453
1,215,300	Vodafone Group PLC, ADR (United Kingdom)(b)	27,830,370

		87,884,023

	Total long-term investments (cost $ 1,805,016,379)	2,631,059,248

Jennison Sector Funds, Inc.	Jennison Utility Fund

Schedule of Investments as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
SHORT-TERM INVESTMENT 17.1%
Mutual Fund
456,159,226	Dryden Core Investment Fund-Taxable Money Market Series(c)
	(cost $456,159,226)	456,159,226

	Total Investments 115.5% (cost $2,261,175,605(e))	3,087,218,474
	Liabilities (including collateral for securities on loan) in excess of other assets (15.5%)	(414,947,573)

	Net Assets 100%	$2,672,270,901

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $401,490,130; cash collateral of $419,554,891 was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Fair-valued security.

(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2004 were as follow:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$2,283,646,717	$867,035,326	$63,463,569	$803,571,757

The differences between book basis and tax basis are primarily attributable to deferred losses on wash sales.

ADR – American Depositary Receipt.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

The Jennison Health Sciences Fund (“Health Sciences”) held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by Health Sciences as of August 31, 2004 include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Sector Funds, Inc.

By (Signature and Title)*	/s/ WILLIAM V. HEALEY
William V. Healey
Chief Legal Officer

Date    October 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date    October 26, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date    October 26, 2004

*	Print the name and title of each signing officer under his or her signature.